Subsequent Events (Details) - USD ($)		6 Months Ended
	Jul. 15, 2024	Jun. 30, 2024	Jun. 30, 2023
Subsequent Events [Abstract]
Dividends paid		$ 700,000	$ 151,667
2024-Q2 Dividends [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid		Jul. 15, 2024
Dividend payable, date declared		Jun. 25, 2024
Subsequent Event [Member] | 2024-Q2 Dividends [Member] | Series A Preferred Shares [Member] | Related Party [Member] | Castor [Member]
Subsequent Events [Abstract]
Dividends paid	$ 350,000